SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	3#efmaag
FILER
PERIOD		06/30/2009
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	August 6, 2009
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      208    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1118    49150 SH       Sole                                      49150
Public Svc Co OK Sr Nt Ser B                    744533605      616    24800 SH       Sole                                      24800
Freeport McMoran Copper & Gold                  35671d782    18601   234089 SH       Sole                                     234089
A T & T Corp                   COM              00206R102    18321   737549 SH       Sole                                     737549
Agnico Eagle Mines Ltd         COM              008474108    10775   205310 SH       Sole                                     205310
Allegheny Technologies         COM              01741R102      988    28295 SH       Sole                                      28295
Alliant Techsystems Inc        COM              018804104      458     5561 SH       Sole                                       5561
Alpha Natural Resource, Inc.   COM              02076x102     5066   192831 SH       Sole                                     192831
Amerigas Partners Inc          COM              030975106    10087   299047 SH       Sole                                     299047
Anadarko Petroleum Corp        COM              032511107    29839   657391 SH       Sole                                     657391
Apache Corp                    COM              037411105     5186    71876 SH       Sole                                      71876
Bankamerica Corp               COM              060505104     2541   192526 SH       Sole                                     192526
Barrick Gold Corp              COM              067901108    28570   851573 SH       Sole                                     851573
BHP Billiton                   COM              088606108     4097    74855 SH       Sole                                      74855
BP P.L.C.                      COM              055622104      299     6271 SH       Sole                                       6271
Bristol Myers Squibb Co        COM              110122108    11486   565523 SH       Sole                                     565523
Burlington Northern Santa Fe C COM              12189T104     3175    43178 SH       Sole                                      43178
Canadian National Railroad     COM              136375102      705    16400 SH       Sole                                      16400
Caterpillar Inc                COM              149123101      576    17447 SH       Sole                                      17447
Celgene Corp                   COM              151020104    13852   289545 SH       Sole                                     289545
Chesapeake Energy              COM              165167107     2560   129075 SH       Sole                                     129075
Chevron Texaco Corp            COM              166764100     1488    22463 SH       Sole                                      22463
Cliffs Natural Resources       COM              18683k101     9072   370722 SH       Sole                                     370722
Colgate-Palmolive Co           COM              194162103     6482    91635 SH       Sole                                      91635
Commercial Metals Co.          COM              201723103    28425  1773261 SH       Sole                                    1773261
Con Edison Co Of NY            COM              209115104     5745   153534 SH       Sole                                     153534
Crown Cork & Seal Co Inc       COM              228368106      266    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     3236    93445 SH       Sole                                      93445
Deere & Co                     COM              244199105     4817   120570 SH       Sole                                     120570
Devon Energy Corp              COM              25179M103     5852   107371 SH       Sole                                     107371
Diageo Corp                    COM              25243Q205     1676    29283 SH       Sole                                      29283
Duke Energy Corp               COM              26441C105     2470   169312 SH       Sole                                     169312
Enterprise Products Partners L COM              293792107    19486   781335 SH       Sole                                     781335
Exxon Mobil Corp               COM              30231G102     2641    37781 SH       Sole                                      37781
Freeport McMoran Copper & Gold COM              35671D857     1340    26749 SH       Sole                                      26749
General Dynamics Corp          COM              369550108     9864   178075 SH       Sole                                     178075
General Electric Co            COM              369604103      839    71550 SH       Sole                                      71550
General Maritime Corp          COM              y2693r101    10484  1060108 SH       Sole                                    1060108
Goldcorp Inc.                  COM              380956409      652    18750 SH       Sole                                      18750
Hecla Mining Co                COM              422704106     7363  2747231 SH       Sole                                    2747231
Hess Corp                      COM              42809H107    13141   244475 SH       Sole                                     244475
Hugoton Royalty Trust          COM              444717102     6289   434910 SH       Sole                                     434910
Integrys Energy Group Inc      COM              45822p105      820    27347 SH       Sole                                      27347
Intl Business Machines Corp    COM              459200101     8531    81696 SH       Sole                                      81696
Johnson & Johnson              COM              478160104     7214   127008 SH       Sole                                     127008
Marathon Oil Corp              COM              565849106    12440   412890 SH       Sole                                     412890
MDU Resources Group Inc        COM              552690109     1469    77425 SH       Sole                                      77425
Mesabi Trust                   COM              590672101      273    24550 SH       Sole                                      24550
Mosaic Company                 COM              61945a107    16600   374722 SH       Sole                                     374722
Newmont Mining Corp            COM              651639106    33147   811029 SH       Sole                                     811029
Noble Energy                   COM              655044105      462     7832 SH       Sole                                       7832
Norfolk & Southern Corp        COM              655844108      959    25466 SH       Sole                                      25466
Northrop Grumman Corp          COM              666807102     6625   145039 SH       Sole                                     145039
Novartis AG-Sponsored ADR      COM              66987V109     4953   121432 SH       Sole                                     121432
Nucor Corp                     COM              670346105     6944   156288 SH       Sole                                     156288
Occidental Petroleum Corp      COM              674599105     2866    43546 SH       Sole                                      43546
Owens Illinois                 COM              690768403      602    21506 SH       Sole                                      21506
Pan American Silver Corp       COM              697900108      198    10800 SH       Sole                                      10800
Pepsico Inc                    COM              713448108      884    16090 SH       Sole                                      16090
Permian Basin Royalty Trust    COM              714236106     7576   696985 SH       Sole                                     696985
Potash Corp                    COM              73755L107    10450   112302 SH       Sole                                     112302
RIO Tinto PLC                  COM              767204100     1774    10825 SH       Sole                                      10825
San Juan Basin Royalty Tr      COM              798241105      551    38350 SH       Sole                                      38350
South Jersey Industries        COM              838518108      448    12850 SH       Sole                                      12850
Southern Co                    COM              842587107     2709    86940 SH       Sole                                      86940
Southern Copper Corp.          COM              84265V105      250    12250 SH       Sole                                      12250
Spectra Energy Corp            COM              847560109     1747   103239 SH       Sole                                     103239
Steel Dynamics                 COM              858119100     3681   248702 SH       Sole                                     248702
Street Tracks Gold Trust       COM              78463v107    36010   394935 SH       Sole                                     394935
Tenaris ADR                    COM              88031M109      994    36775 SH       Sole                                      36775
Union Pacific Corp             COM              907818108     5550   106612 SH       Sole                                     106612
United Technologies            COM              913017109      852    16394 SH       Sole                                      16394
USX-U S Steel Group            COM              912909108     5118   143201 SH       Sole                                     143201
Valero Energy                  COM              91913Y100     1058    62615 SH       Sole                                      62615
Weingarten Realty SBI          COM              948741103     1059    72984 SH       Sole                                      72984
Xcel Energy Inc                COM              98389B100     3939   213965 SH       Sole                                     213965
XTO Energy Inc                 COM              98385X106     5217   136779 SH       Sole                                     136779